Cover	Mar. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2021
Entity Registrant Name	CROSSFIRST BANKSHARES, INC.
Entity Incorporation, State or Country Code	KS
Entity File Number	001-39028
Entity Tax Identification Number	26-3212879
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	312-6822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001458412
Amendment Flag	false